MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of Available for Sale Securities
The following is a summary of the Company’s available for sale securities as of the dates indicated:

	As of September 30, 2022
	Adjusted Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Marketable Securities:
Debt securities:
Corporate bonds	$150	$—	$—	$150
Municipal bonds	270	—	(1)	269
Total	$420	$—	$(1)	$419

	As of December 31, 2021
	Adjusted Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Marketable Securities:
Debt securities:
Corporate bonds	$1,153	$—	$(1)	$1,152
Municipal bonds	2,657	—	(1)	2,656
Total	$3,810	$—	$(2)	$3,808

The following is a summary of the Company’s available-for-sale securities as of the dates indicated:

	As of December 31, 2021
	Adjusted Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Marketable Securities:
Debt securities:
Corporate bonds	$1,153	$—	$(1)	$1,152
Municipal bonds	2,657	—	(1)	2,656
Total	$3,810	$—	$(2)	$3,808
All of the Company’s investments in marketable debt securities are accounted for as available-for-sale securities and have contractual maturity dates of one year or less.

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents, for each of the fair value hierarchy levels required under ASC 820, the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2022:

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Marketable securities, available-for-sale	$—	$419	$—
Liabilities:
Warrant liability	$—	$—	$225

Schedule of Activity for the Liability Measured at Estimated Fair Value Using Unobservable Inputs
The following table presents the changes is the fair value of the Level 3 liability:

Warrant Liability
Fair value as of December 31, 2021	$—
Initial measurement on May 17, 2022	1,288
Warrant conversion	(573)
Change in valuation	(490)
Balance as of September 30, 2022	$225

The following table presents the activity for the liability measured at estimated fair value using unobservable inputs for the year ended December 31, 2021:

Beginning balance, January 1, 2021	$—
Additions during the year ended December 31, 2021	89
Transfer out of Level 3	89
Balance at December 31, 2021	$—

Fair Value Measurement Inputs and Valuation Techniques
The Black-Scholes valuation model was used to estimate the fair value of the warrants with the following weighted-average assumptions:

	(Initial Measurement)
	May 17, 2022	September 30, 2022
Volatility	130.8%	133.3%
Expected term in years	2.5	2.5
Dividend rate	0.0%	0.0%
Risk-free interest rate	2.67%	4.24%
The Black-Scholes option-pricing model was used to estimate the fair value of the warrants with the following weighted-average assumptions:

Volatility	85.0%
Expected term in years	2.5
Dividend rate	0.0%
Risk-free interest rate	0.16%

The Black-Scholes option-pricing model was used to estimate the fair value of the warrants with the following weighted-average assumptions:

Volatility	85.0%
Expected term in years	2.5
Dividend rate	0.0%
Risk-free interest rate	0.155%

Summary of Estimated Fair Value of Investments Classified by Contractual Maturity Date
The following table summarizes the estimated fair value of our investments in marketable debt securities with stated contractual maturity dates, accounted for as available-for-sale securities and classified by the contractual maturity date of the securities:

As of September 30, 2022
Due in 1 year	$419
Due in 1-5 years	—
Due in 5-10 years	—
Due after 10 years	—
Total	$419